Segmentation of key figures - Net sales by region (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of geographical areas [line items]
Net sales to third parties	$ 2,200	$ 2,094	$ 4,375	$ 4,004
Percentage of entity's revenue	100.00%	100.00%	100.00%	100.00%
United States
Disclosure of geographical areas [line items]
Net sales to third parties	$ 990	$ 958	$ 1,929	$ 1,793
Percentage of entity's revenue	45.00%	46.00%	44.00%	45.00%
International
Disclosure of geographical areas [line items]
Net sales to third parties	$ 1,210	$ 1,136	$ 2,446	$ 2,211
Percentage of entity's revenue	55.00%	54.00%	56.00%	55.00%